UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California
          Municipal 2018 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
          Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 – 09/30/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2007
 BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—149.1%
		California—117.8%
$2,100		ABAG Fin. Auth. for Nonprofit Corps.,
		Hlth., Hosp. & Nursing Home RB, San
		Diego Hosp. Assoc. Proj., Ser. C, 5.375%,
		3/01/21	$2,154,327
5,000		City of Long Beach, Port, Arpt. & Marina
		RB, Ser. A, 5.25%, 5/15/18, FGIC, AMT	5,156,350
7,500		Clovis Unified Sch. Dist., Sch. Impvts. Ad
		Valorem Ppty. Tax GO, Ser. A, Zero
		Coupon, 8/01/21, FGIC	4,061,850
		Cnty. of San Bernardino, Pub. Impvts. ST,
		Cmnty. Facs. Dist. No. 2002-1 Proj.,
105		5.35%, 9/01/17	108,078
245		5.50%, 9/01/18	253,533
500		5.60%, 9/01/19	520,265
355		5.70%, 9/01/20	367,198
2,980		Cnty. of San Diego, Lease Abatement COP,
		5.25%, 11/01/19, AMBAC	3,142,201
6,500	[1]	Dept. of Wtr. Recs., Cash Flow Mgmt.
		Elec., Pwr. & Lt. RB, Ser. A, 5.125%,
		5/01/12	7,005,375
3,395		Fontana Pub. Fin. Auth., Tax Incr. TA,
		Fontana Redev. Proj., Ser. A, 5.25%,
		9/01/18, FSA	3,604,675
20,000		Foothill Eastn. Transp. Corridor Agcy.,
		Hwy. Tolls RB, Cap. Apprec. Proj., Zero
		Coupon, 1/15/21	9,518,200
		GO,
4,740	[1]	5.00%, 11/01/11	5,018,001
260		5.00%, 11/01/20	268,822
6,500		Ser. BZ, 5.35%, 12/01/21, MBIA, AMT	6,529,770
		Hlth. Facs. Fing. Auth., Hlth., Hosp. &
		Nursing Home RB, Adventist Hlth. Sys.
		Proj.,
1,075		Ser. A, 5.00%, 3/01/18	1,105,788
1,000		Ser. A, 5.00%, 3/01/19	1,025,250
2,060		Ser. A, 5.00%, 3/01/20	2,104,043
1,355		Ser. A, 5.00%, 3/01/24	1,371,626
		Infrastructure & Econ. Dev. Bank, Hlth.,
		Hosp. & Nursing Home Impvts. RB,
1,985		J. David Gladstone Proj., 5.50%, 10/01/20	2,076,628
6,500		Kaiser Asst. Corp. Proj., Ser. A, 5.55%,
		8/01/31	6,729,905
		Lathrop Fing. Auth., Wtr. Util. Impvts. Wtr.
		RB, Wtr. Sply. Proj.,
995		5.80%, 6/01/21	1,005,915
1,040		5.85%, 6/01/22	1,051,388
1,000		5.90%, 6/01/23	1,010,930
5,000	[1]	Los Angeles Cnty. Pub. Wks. Fing. Auth.,
		Recreational Fac. Impvts. Misc. RB, Regl.
		Pk. Proj., Ser. A, 5.00%, 10/01/07	5,050,550
10,025		Los Angeles Harbor Dept., Port, Arpt. &
		Marina RB, Ser. B, 5.50%, 8/01/21,
		AMBAC, AMT	10,453,468
		Poll. Ctrl. Fing. Auth.,
3,100		Indl. RB, San Diego Gas & Elec. Co.
		Proj., Ser. A, 5.90%, 6/01/14	3,362,477
2,500	[2]	Rec. Recovery Impvts. RB, Republic
		Svcs., Inc. Proj., Ser. B, 5.25%, 6/01/23,
		AMT	2,571,500
2,500	[2]	Rec. Recovery RB, Republic Svcs., Inc.
		Proj., Ser. C, 5.25%, 6/01/23, AMT	2,571,500
4,000	[2]	Sld. Wst. Disp. RB, Wst. Mgmt., Inc.
		Proj., Ser. A, 5.125%, 7/01/31, AMT	4,155,760

Principal
Amount
(000)		Description	Value
		California— (cont'd)
		Pub. Wks. Brd., Lease Abatement RB,
$2,020		California Cmnty. Coll. Proj., Ser. A,
		5.00%, 12/01/17	$2,061,248
2,415		California St. Univ. Proj., Ser. A, 5.00%,
		10/01/17	2,457,263
5,000		Riverside Unified Sch. Dist., Sch. Impvts.
		Ad Valorem Ppty. Tax GO, Ser. A,
		5.25%, 2/01/23, FGIC	5,302,600
2,135	[1]	Santa Clara Valley Transp. Auth., Trans.
		Impvts. Sales Tax RB, Ser. A, 5.00%,
		6/01/11, MBIA	2,248,198
5,000		Statewide Cmntys. Dev. Auth., Hlth., Hosp.
		& Nursing Home RB, Daughters of
		Charity Proj., Ser. A, 5.25%, 7/01/24	5,047,150
4,590		Stockton-East Wtr. Dist., Lease COP, Ser.
		B, Zero Coupon, 4/01/19, FGIC	2,530,237
			113,002,069
		Multi-State—9.7%
4,000	[3,4]	Charter Mac Equity Issuer Trust, Ser. A,
		6.625%, 6/30/09	4,150,800
5,000	[3]	MuniMae TE Bd. Subsidiary LLC, Ser. A,
		6.875%, 6/30/49	5,207,350
			9,358,150
		Puerto Rico—14.5%
1,035		Comnwlth., Pub. Impvts. Ad Valorem Ppty.
		Tax GO, Ser. B, 5.25%, 7/01/17	1,106,840
4,410		Pub. Bldgs. Auth., Lease RB, Gov't. Facs.
		Proj., Ser. C, 5.75%, 7/01/19	4,979,772
7,500	[1]	Pub. Fin. Corp., Cash Flow Mgmt. Misc.
		RB, Ser. E, 5.70%, 2/01/10	7,862,325
			13,948,937
		Trust Territories—4.0%
4,000	[3]	San Manuel Entertainment Auth. RB, 2004
		Gaming Proj., Ser. C, 4.50%, 12/01/16	3,836,960
		U.S. Virgin Islands—3.1%
		Pub. Fin. Auth., Swr. Impvts. Swr. RB, Sen.
		Lien Matching Fund Loan,
360		Ser. A, 5.25%, 10/01/17	377,838
455		Ser. A, 5.25%, 10/01/19	473,373
460		Ser. A, 5.25%, 10/01/21	475,042
315		Ser. A, 5.25%, 10/01/22	324,485
960		Ser. A, 5.25%, 10/01/23	986,025
300		Ser. A, 5.25%, 10/01/24	307,416
			2,944,179
		Total Long-Term Investments
		(cost $139,321,454)	143,090,295
Shares
(000)
		MONEY MARKET FUND—7.3%
7,002	[5,6]	CMA California Mun. Money Fund, 3.25%
		(cost $7,002,285)	7,002,285
Total Investments —156.4% (cost $146,323,7397)			$150,092,580
Other assets in excess of liabilities —1.5%			1,398,463
Preferred shares at redemption value, including dividends
payable —(57.9)%			(55,556,031)
Net Assets Applicable to Common Shareholders —100%			$95,935,012

[1]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]	Variable rate security. Rate shown is interest rate as of September 30, 2007.

 BlackRock California Municipal 2018 Term Trust (BJZ) (continued)
(Percentages shown are based on Net Assets)

[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2007, the Trust held 13.7% of its net assets, with a current market value of $13,195,110, in securities restricted as to resale.

[4]

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt multi-family housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to their respective stated maturity, and is subject to mandatory redemption at maturity.

[5]	Represents an investment in an affiliate.

[6]	Represents current yield as of September 30, 2007.

[4]

Cost for federal income tax purposes is $145,514,576. The net unrealized appreciation on a tax basis is $4,578,004, consisting of $4,998,988 gross unrealized appreciation and $420,984 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.
AMT	— Subject to Alternative Minimum Tax
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Co.
FSA	— Financial Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Assoc.
RB	— Revenue Bond
ST	— Special Tax
TA	— Tax Allocation

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

By:	/s/ Donald C. Burke
Donald C. Burke, President & Chief Executive Officer of BlackRock California Municipal 2018 Term Trust

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke, President & Chief Executive Officer (principal executive officer) of BlackRock California Municipal 2018 Term Trust

Date: November 20, 2007

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of BlackRock California Municipal 2018 Term Trust

Date: November 20, 2007